RELATED PARTIES' TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties
	Year ended December 31,
	2022	2021	2020

Revenue -
Sales to related-party Company (*)	$17	$88	$173
Cost and expenses -
Supplies from related party (*)	-	$654	$362

Schedule of Balances with Related Parties
	December 31,
	2022	2021

Trade receivables and other receivables (*)	-	$799
Trade payables and other payables (*)	-	$95